STOCK COMPENSATION EXPENSE (Tables)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

A summary of stock option activity for each of the years presented is summarized below.

	Nine Months Ended December 31, 2023			Fiscal Year Ended March 31, 2023			Fiscal Year Ended March 31, 2022
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life
Stock Options:
Balance at beginning of year	161,427	$7.90	6.6	56,343	$9.90	4.1	56,010	$9.90	5.4
Granted	-	$-	-	107,752	$6.83	-	3,667	$7.80	-
Exercised	-	$-	-	-	$-	-	(2,667)	$5.40	-
Forfeited	(47,666)	$7.48	-	(2,668)	$5.63	-	(667)	$3.60	-
Balance at end of year *	113,761	$8.08	4.2	161,427	$7.90	6.6	56,343	$9.90	4.1

Options exercisable at end of year	91,261	$8.06		53,675	$9.90		52,667	$9.90

*	Total number of options outstanding as of December 31, 2023, includes 23,343 options issued to six current and three former directors as compensation, 56,668 options issued to Company officers as compensation and 33,750 options issued to employees as part of an Employee Stock Incentive Plan.

SCHEDULE OF WARRANTS EXPIRATION

As of September 30, 2024, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113

As of December 31, 2023, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113